Cash and Cash Equivalents	12 Months Ended
Jun. 30, 2023
Cash and Cash Equivalents
Cash and Cash Equivalents

Note 8 – Cash and Cash Equivalents

	June 30, 2023	June 30, 2022
	$’000	$’000
Cash and cash equivalents	29,421	70,753

Cash and cash equivalents represent cash held with financial institutions. Under the $150 million CIGNA Refinance Loan agreement disclosed in Note 15, the Group is required to maintain a Liquidity Reserve that is no less than $25 million.